Consolidated Statements of Operations and Comprehensive Income (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 4,376,841	$ 4,533,877	$ 20,206,497	$ 18,115,582
Cost of goods sold	3,488,901	3,700,471	16,479,281	15,513,533
Gross profit	887,940	833,406	3,727,216	2,602,049
Operating expenses
General and administrative expenses	604,814	405,555	1,678,087	1,298,634
Selling expenses	647,447	512,720	2,270,488	1,590,714
Operating expenses	1,252,261	918,275	3,948,575	2,889,348
Loss from operations	(364,321)	(84,869)	(221,359)	(287,299)
Other income (expense):
Interest expenses	(228,450)	(197,103)	(875,250)	(788,485)
Subsidy income - interest expense	466,414		58,154	292,635
Subsidy income	27,732	104,064	118,440	942,095
Other income (expense)	(2,202)	25,167	45,184	71,186
Total other income (expense)	263,494	(67,872)	(653,472)	517,431
Loss before income taxes	(100,827)	(152,741)	(874,831)	230,132
Income taxes
Net loss	(100,827)	(152,741)	(874,831)	230,132
Loss per share - basic and diluted:
Earnings (loss) per share - Basic and Diluted			$ (0.01)
Weighted average shares outstanding - Basic and Diluted	123,000,000	122,900,000	122,916,667	122,900,000
Comprehensive income:
Net loss	(100,827)	(152,741)	(874,831)	230,132
Unrealized foreign currency translation adjustment	(37,538)	28,195	150,431	39,872
Comprehensive loss	$ (138,365)	$ (124,546)	$ (724,400)	$ 270,004